Acquisitions - Schedule of Estimated Fair Value of Assets Acquired and Liabilities (Details) - USD ($)	May 31, 2019	May 31, 2018
Goodwill (provisional)	$ 4,456,250
The Simplicity Esports, LLC [Member] | Nonrecurring [Member] | Level 3 [Member]
Cash	76,000
Trade names and trademarks	588,000
Accounts payable and accrued liabilities	(56,000)
Goodwill (provisional)	4,455,882
Total	6,090,000
The Simplicity Esports, LLC [Member] | Nonrecurring [Member] | Level 3 [Member] | Internet Domain [Member]
Finite lived intangible assets	3,000
The Simplicity Esports, LLC [Member] | Nonrecurring [Member] | Level 3 [Member] | Non-Competes [Member]
Finite lived intangible assets	$ 1,023,118